FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 7: FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, the Company measures its money market funds, bank deposits, and foreign currency derivative contracts at fair value. Money market funds are classified within Level 1. This is because these assets are valued using quoted market prices. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. The Company’s financial assets (liabilities) measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	As of December 31,
	2022			2021
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents:
Bank deposits	$625,000	$—	$625,000	$604,000	$—	$604,000
Money market funds	80,888	—	80,888	—	—	—
Foreign currency
derivative contracts:
Foreign exchange contracts	—	(3,208)	(3,208)	—	656	656

Total	$705,888	$(3,208)	$702,680	$604,000	$656	$604,656